Supplement to the
Fidelity® Massachusetts AMT Tax-Free Money Market Fund, Fidelity® Massachusetts Municipal Income Fund and Fidelity® Massachusetts Municipal Money Market Fund
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

MASB-16-01 1.475751.128	April 14, 2016

Supplement to the
Fidelity® Massachusetts AMT Tax-Free Money Market Fund
Institutional Class and Service Class
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information found in the "Investment Policies and Limitations" section has been removed.

NRSROs.  The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

MAA-MASCB-16-01 1.872068.110	April 14, 2016